Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	September 30, 2024	September 30, 2023

Finished goods	$55,754	$62,730
Work-in-progress	417,890	116,435
Raw materials	59,519	363,223
Total	$533,163	$542,388